Property, Plant and Equipment - Schedule of Utility Capital Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Public Utility, Property, Plant and Equipment [Line Items]
Cost	$ 58,323	$ 56,167
Accumulated Depreciation	(14,938)	(14,504)
Net Book Value	43,385	41,663
Electric Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Cost	14,352	13,650
Accumulated Depreciation	(3,708)	(3,715)
Net Book Value	10,644	9,935
Gas Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Cost	6,682	6,396
Accumulated Depreciation	(1,736)	(1,626)
Net Book Value	4,946	4,770
Electric Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Cost	19,886	19,056
Accumulated Depreciation	(4,267)	(4,074)
Net Book Value	15,619	14,982
Gas Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Cost	2,751	2,600
Accumulated Depreciation	(843)	(800)
Net Book Value	1,908	1,800
Generation
Public Utility, Property, Plant and Equipment [Line Items]
Cost	7,192	7,173
Accumulated Depreciation	(2,739)	(2,679)
Net Book Value	4,453	4,494
Other
Public Utility, Property, Plant and Equipment [Line Items]
Cost	4,444	4,803
Accumulated Depreciation	(1,645)	(1,610)
Net Book Value	2,799	3,193
Assets under construction
Public Utility, Property, Plant and Equipment [Line Items]
Cost	2,581	2,094
Accumulated Depreciation	0	0
Net Book Value	2,581	2,094
Land
Public Utility, Property, Plant and Equipment [Line Items]
Cost	435	395
Accumulated Depreciation	0	0
Net Book Value	$ 435	$ 395